As filed with the Securities and Exchange Commission on February 25, 2011

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 99	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No. 98	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas  76155
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Francine J. Rosenberger, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on March 30, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet
Contents of Registration Statement

Part A:  The Prospectus for the A Class, C Class, Institutional Class, Y Class and Investor Class shares of the American Beacon Small Cap Value II Fund (“Fund”) is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 14, 2010, accession number 0000809593-10-000139 (“PEA No. 95”)

Part B: The Statement of Additional Information for A Class, C Class, Institutional Class, Y Class and Investor Class shares of the Fund is incorporated herein by reference to PEA No. 95

Part C: Incorporated herein by reference to PEA No. 95

Signature Page

Explanatory Note

This Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 30, 2011, the effectiveness of the registration statement for the American Beacon Small Cap Value II Fund, filed in Post-Effective Amendment No. 95 on December 14, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 25, 2011.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 99 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	February 25, 2011
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	February 25, 2011
Melinda G. Heika

W. Humphrey Bogart*	Trustee	February 25, 2011
W. Humphrey Bogart

Brenda A. Cline*	Trustee	February 25, 2011
Brenda A. Cline

Eugene J. Duffy*	Trustee	February 25, 2011
Eugene J. Duffy

Thomas M. Dunning*	Trustee	February 25, 2011
Thomas M. Dunning

Alan D. Feld*	Trustee	February 25, 2011
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	February 25, 2011
Richard A. Massman

R. Gerald Turner*	Trustee	February 25, 2011
R. Gerald Turner

Paul J. Zucconi*	Trustee	February 25, 2011
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact